Commitments and Contingencies - Additional Information (Detail) $ in Thousands	1 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2018 ft²	Sep. 30, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2018 USD ($)
Amount form letter of credit		$ 1,472	$ 1,472		$ 200	$ 1,472
Operating term		10 years	10 years
Operating lease, renewal period		10 years	10 years
Operating lease term		The lease is over a ten-year term with an option to renew for a period of ten years.	The lease is over a ten-year term with an option to renew for a period of ten years.
Rent expense			$ 1,100	$ 1,100	$ 600
Offices and Laboratory Facilities | South San Francisco
Area under lease | ft²	105,000